Significant Accounting Policies (Details) - Schedule of depreciation is calculated on a straight-line basis over the useful life	12 Months Ended
Dec. 31, 2020
Lab equipment [Member]
Significant Accounting Policies (Details) - Schedule of depreciation is calculated on a straight-line basis over the useful life [Line Items]
Straight-line basis over useful life of assets at annual rates mainly	33.00%
Lab equipment [Member] | Bottom of range [Member]
Significant Accounting Policies (Details) - Schedule of depreciation is calculated on a straight-line basis over the useful life [Line Items]
Straight-line basis over useful life of assets at annual rates	6.00%
Lab equipment [Member] | Top of range [Member]
Significant Accounting Policies (Details) - Schedule of depreciation is calculated on a straight-line basis over the useful life [Line Items]
Straight-line basis over useful life of assets at annual rates	50.00%
Computers [Member]
Significant Accounting Policies (Details) - Schedule of depreciation is calculated on a straight-line basis over the useful life [Line Items]
Straight-line basis over useful life of assets at annual rates mainly	33.00%
Computers [Member] | Bottom of range [Member]
Significant Accounting Policies (Details) - Schedule of depreciation is calculated on a straight-line basis over the useful life [Line Items]
Straight-line basis over useful life of assets at annual rates	33.00%
Computers [Member] | Top of range [Member]
Significant Accounting Policies (Details) - Schedule of depreciation is calculated on a straight-line basis over the useful life [Line Items]
Straight-line basis over useful life of assets at annual rates	50.00%
Office furniture and equipment [Member]
Significant Accounting Policies (Details) - Schedule of depreciation is calculated on a straight-line basis over the useful life [Line Items]
Straight-line basis over useful life of assets at annual rates mainly	25.00%
Office furniture and equipment [Member] | Bottom of range [Member]
Significant Accounting Policies (Details) - Schedule of depreciation is calculated on a straight-line basis over the useful life [Line Items]
Straight-line basis over useful life of assets at annual rates	20.00%
Office furniture and equipment [Member] | Top of range [Member]
Significant Accounting Policies (Details) - Schedule of depreciation is calculated on a straight-line basis over the useful life [Line Items]
Straight-line basis over useful life of assets at annual rates	33.00%
Motor vehicles [Member]
Significant Accounting Policies (Details) - Schedule of depreciation is calculated on a straight-line basis over the useful life [Line Items]
Straight-line basis over useful life of assets at annual rates	55.00%
Leasehold improvements [Member]
Significant Accounting Policies (Details) - Schedule of depreciation is calculated on a straight-line basis over the useful life [Line Items]
Straight-line basis over the useful life of the assets, description	see below